Borrowings - Bank overdrafts and Invoice Discounting (Details) - 12 months ended Mar. 31, 2020 ₨ in Thousands, $ in Thousands	USD ($)	INR (₨)
Borrowings
Amount utilized from bank facility	$ 12,166	₨ 917,166
Invoice Discounting
Borrowings
Amount utilized from bank facility		80,000
ICICI bank | Bank overdraft
Borrowings
Notional amount		800,000
ICICI bank | Invoice Discounting
Borrowings
Notional amount		₨ 500,000